SHARE INCENTIVE PLAN - Share-based compensation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE INCENTIVE PLAN
Share-based compensation recognized	$ 4,869	$ 3,990	$ 0
Total unrecognized compensation expenses relating to unvested share options	$ 3,376
Weighted average period	2 years 6 months 4 days